Investment in an Associate	12 Months Ended
Dec. 31, 2024
Investment in an Associate [Abstract]
Investment in an associate

10. Investment in an associate

On November 21, 2023, the Company closed the transaction for the partial divestiture of its Bentrio business, by selling a 51% stake in its subsidiary Altamira Medica AG. The transaction also includes the sale of Auris Medical Pty Ltd, Melbourne (Australia), a wholly owned subsidiary of Medica. The two companies sold represent the entirety of the Bentrio business and are presented as discontinued operations.

Until the date of the transaction, Altamira Medica AG and Altamira Medica Pty Ltd., were fully consolidated as the Company had control of these wholly owned subsidiaries. Following the sale, the new owner holds the majority of the voting rights and may appoint a majority of the Board of Directors of Medica. As a result of the transaction the Company has lost control but has the power to participate in the financial and operating policy decisions of its former subsidiary. Therefore, the retained share of 49% in Medica is accounted for as investment in an associate using the equity method.

Further, the transaction included a cash contribution of CHF 1,000,000 in total to Medica’s capital by its two shareholders pro rata of their shareholdings following the closing. Accordingly, the Company has contributed CHF 490,000 in cash to its investment in Medica.

	December 31,	December 31,
	2024	2023
Current assets	386,103	2,131,539
Non-current assets	75,825	-
Current liabilities	(1,030,756)	(1,066,744)
Non-current liabilities	(1,026,878)	(1,175,771)
Equity	(1,595,706)	(110,976)
Company’s share in equity - 49%	(781,896)	(54,378)
Goodwill	2,713,231	2,927,001
Company’s carrying amount of the investment	1,931,335	2,872,623

The associate had no contingent liabilities or capital commitments as at 31 December 2024 and 2023.

	1.1. - 31.12.2024	1.11. - 31.12.2023
Revenue from contracts with customers	250,499	422
Cost of sales	(394,572)	(37,804)
Operating expenses	(1,450,042)	(32,633)
Finance costs	(36,056)	(17,509)
Loss before tax	(1,630,171)	(87,524)
Income tax gain / (expense)	51,858	(2,323)
Loss after tax	(1,578,313)	(89,847)
Other comprehensive income	39,379	15,602
Total comprehensive loss	(1,538,934)	(74,245)
Company’s share of loss for the period	(773,373)	(44,025)
Company’s share of other comprehensive income	19,295	7,645